SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies are defined as those that reflect significant judgments and uncertainties, and potentially result in materially different results under different assumptions and conditions. See our 2023 Annual Report for a detailed discussion of our significant accounting policies.

Use of Estimates

The preparation of our financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the consolidated financial statements and the reported amounts of total expenses in the reporting periods. Estimates are used for, but not limited to, cash flow projections and discount rates for the calculation of goodwill impairment, fair value, and impairment of long-lived assets, including intangible assets, inventory reserves, accrued expenses, fair value of financial instruments, depreciable lives of property and equipment, income taxes, contingencies, valuation of preferred stock and warrants. Additionally, the rates of interest on several debt agreements have been imputed where there was no stated interest rate within the original agreement. Management bases its estimates on historical experience and on various other assumptions believed to be reasonable, the results of which form the basis for carrying values of assets and liabilities and the recording of costs and expenses that are not readily apparent from other sources. The actual results may differ materially from these estimates.

Risks and Uncertainties

We operate within an industry that is subject to rapid technological change, intense competition, and significant government regulation. It is subject to significant risks and uncertainties, including competitive, financial, developmental, operational, technological, required knowledge of industry governmental regulations, and other risks associated with an emerging business. The Company is dependent on its suppliers, including single-source suppliers. It depends on the ability of these suppliers to deliver the necessary components of our products in a timely manner at prices, quality levels, and volumes acceptable to us. Any one or combination of these or other risks could have a substantial impact on our future operations and prospects for commercial success.

Business Combination

Business acquisitions are accounted for in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805 “Business Combinations”. FASB ASC 805 requires the reporting entity to identify the acquirer, determine the acquisition date, recognize and measure the identifiable tangible and intangible assets acquired, the liabilities assumed, and any noncontrolling interest in the acquired entity, and recognize and measure goodwill or a gain from the purchase. The acquiree’s results are included in the Company’s consolidated financial statements from the date of acquisition. Assets acquired and liabilities assumed are recorded at their fair values, and the excess of the purchase price over the amounts assigned is recorded as goodwill. Adjustments to fair value assessments are recorded to goodwill over the measurement period (not longer than twelve months). The acquisition method also requires that acquisition-related transaction and post-acquisition restructuring costs be charged to expense.

Cash and Cash Equivalents

Cash equivalents are short-term, highly liquid investments that are readily convertible to known amounts of cash and so near their maturity (generally, with original maturities of three months or less) that they present insignificant risk of changes in value because of changes in interest rates.

Restricted Cash

Cash obtained from customer deposits is held by the Company and is restricted from use to fund operations. Refundable deposits were $414.5 thousand as of June 30, 2024.

Prepaid Expenses and Other Current Assets

Prepaid expenses consist of various advance payments made for goods or services to be received in the future.

Inventory

Inventories are stated at the lower of cost or net realizable value and consist of raw materials, work in progress, and finished goods. The cost of inventories is determined using the standard cost method, which approximates actual cost on a first-in, first-out basis. This method includes direct materials, direct labor, and a proportionate share of manufacturing overhead costs based on normal capacity. Regular reviews are performed to identify and account for variances between the standard costs and actual costs. Any variances identified are recognized in the cost of revenues during the period in which they occur.

The Company regularly reviews its inventories for excess and obsolete items by assessing their net realizable value (“NRV”). The NRV is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. This analysis considers demand forecasts, product life cycles, product development plans, and current market conditions. Allowance is recognized to reduce the carrying value of the inventories to their net realizable value. Once inventory is written down, a new, lower-cost basis is established, and the inventory is not subsequently written up if market conditions improve. All such inventory write-downs are included as a component of the cost of revenues in the period in which the write-down occurs. Adjustments to these estimates and assumptions could impact our financial position and results of operations.

Property, Plant, and Equipment, net

Property, plant, and equipment are stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated economic useful lives of the assets. Repairs and maintenance expenditures that do not extend the useful lives of related assets are expensed as incurred.

Estimated Useful Lives

Description	Estimated useful lives
Buildings	20 to 30 years
Furniture and equipment	3 to 7 years
Computer and software	1 to 5 years
Machinery, shop and testing equipment	3 to 7 years
Leasehold improvements	Shorter of the estimated useful life or the underlying lease term
Vehicles	5 years
Intangibles	5 to 10 years

Expenditures for major improvements are capitalized, while minor replacements, maintenance, and repairs, which do not extend the asset lives, are charged to operations as incurred. Upon sale or disposition, the cost and related accumulated depreciation are removed from the accounts, and any gain or loss is included in operations. Company management continually monitors events and changes in circumstances that could indicate that the carrying balances of its property, plant, and equipment may not be recoverable in accordance with the provisions of ASC 360, “Property, Plant, and Equipment.” When such events or changes in circumstances are present, we assess the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, we recognize an impairment loss based on the excess of the carrying amount over the fair value of the assets.

Income Taxes

Income taxes are recorded in accordance with ASC 740, “Income Taxes”. The Company and its less than 100% owned subsidiaries are filing separate tax returns, and we calculate the provision for income taxes by using a “separate return” method. Section 174 deduction and R&D credits are calculated using consolidated tax return rules and are allocated among its members. Tax effects of significant unusual or infrequently occurring items are excluded from the estimated annual effective tax rate calculation and recognized in the interim period in which they occur.

We recognize deferred tax assets and liabilities for the expected future tax consequences of events included in the consolidated financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the consolidated financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are provided if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

Uncertain tax positions taken or expected to be taken in a tax return are accounted for using the “more likely than not” threshold for financial statement recognition and measurement. These are transactions that occur during the ordinary course of business for which the ultimate tax determination may be uncertain. As of June 30, 2024 and 2023, there were no material uncertain tax positions.

The Company’s income tax provision consists of an estimate for U.S. federal and state income taxes based on enacted rates, as adjusted for allowable credits, deductions, uncertain tax positions, changes in deferred tax assets and liabilities, and changes in the tax law. We maintain a full valuation allowance against the value of our U.S. and state net deferred tax assets because the recoverability of the tax assets does not meet the “more likely than not” requirement as of June 30, 2024 and September 30, 2023.

Intangible Assets, net

Intangible assets consist of acquired and developed intellectual property. In accordance with ASC 350, “Intangibles—Goodwill and Others,” goodwill and other intangible assets with indefinite lives (including in-process research and development assets acquired in a business combination) are not subject to amortization but are tested for impairment annually or whenever events or changes in circumstances indicate that the asset might be impaired.

Intangible assets with determinate lives are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Amortizable intangible assets generally are amortized on a straight-line basis over periods up to 120 months. The costs to periodically renew our intangible assets are expensed as incurred.

Impairment of Long-Lived Assets

The Company periodically evaluates long-lived assets (both intangible assets and property, plant, and equipment) for impairment whenever events or changes in circumstances indicate that a potential impairment may have occurred. If such events or changes in circumstances arise, the Company compares the carrying amount of the long-lived assets to the estimated future undiscounted cash flows expected to be generated by the long-lived assets. If the estimated aggregate undiscounted cash flows are less than the carrying amount of the long-lived assets, an impairment charge, calculated as the amount by which the carrying amount of the assets exceeds the fair value of the assets, is recorded. The fair value of the long-lived assets is determined based on the estimated discounted cash flows expected to be generated from the long-lived asset unless another method provides a more reliable estimate. If an impairment loss is recognized, the adjusted carrying amount of a long-lived asset is recognized as a new cost basis of the impaired asset. Impairment loss is not reversed even if fair value exceeds the carrying amount in subsequent periods.

Extinguishment of Liabilities

The Company derecognizes financial liabilities when the Company’s obligations are discharged, canceled, or expired.

Leases

The Company follows the provisions of ASC 842, “Leases,” which requires a lessee to recognize a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying leased asset for the lease term. We categorize leases with contractual terms longer than twelve months as either operating or finance. Finance leases are generally those leases that allow us to substantially utilize or pay for the entire asset over its estimated life. All other leases are categorized as operating leases. Lease liabilities are recognized at the present value of the fixed lease payments, reduced by landlord incentives. Lease assets are recognized based on the initial present value of the fixed lease payments, reduced by landlord incentives, plus any direct costs from executing the leases or lease prepayments reclassified upon lease commencement. When we have the option to extend the lease term, terminate the lease before the contractual expiration date, or purchase the leased asset, and it is reasonably certain that we will exercise the option, we consider the option in determining the classification and measurement of the lease. Our leases may include variable payments, which are expensed as incurred. Costs associated with operating lease assets are recognized on a straight-line basis within operating expenses over the term of the lease.

Contingencies and Commitments

The Company follows ASC 440 and ASC 450 to account for contingencies and commitments. Certain conditions, as a result of past events, may exist as of the balance sheet date, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be reasonably estimated, then the estimated liability is accrued in the Company’s financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible or is probable but cannot be reasonably estimated, then the nature of the contingent liability and an estimate of the range of possible losses, if determinable and material, would be disclosed. Legal costs associated with such loss contingencies are expensed as incurred. Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed.

Accrued Expenses

Accrued expenses are expenses that have been incurred but not yet billed and paid and are classified within current liabilities on the consolidated balance sheets.

Revenue Recognition

The Company’s revenue includes revenue from the sale of electric vehicles and is accounted for in accordance with ASC 606, “Revenue from Contracts with Customers.” The Company applies a five-step analysis to (i) identify the contract with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when, or as, the Company satisfies a performance obligation. Payments for electric vehicle sales are generally received at or shortly after delivery. Sales tax is excluded from the measurement of the transaction price. The revenue from the sale of electric vehicles is recognized when control of the vehicle is transferred to the customer. In general, the control is transferred at the point of delivery to the customer, signifying the fulfillment of our primary performance obligation under ASC 606. Certain contracts with our dealers contain a return provision stating that they may return unsold vehicles after 1 year. Since the Company does not have sufficient relevant statistics of returns yet, we defer revenue recognition until such dealer has sold the vehicles or until there is sufficient evidence to justify a reasonable estimate for consideration to which the Company expects to be entitled. For any amounts received (or receivable) for which the Company does not recognize revenue when it transfers products to customers, a refund liability is recognized. Relevant vehicles transferred to the dealer are presented as “Finished goods delivered to dealer for distribution” in the consolidated balance sheets at initial cost, less any expected costs to recover those products (including potential decreases in the value to the entity of returned products). At the end of each reporting period, the Company updates the measurement of these assets and refund liabilities. The Company did not generate any significant revenue from its core business operations during the three and nine months ended June 30, 2024.

Cost of Revenues

The cost of revenues primarily includes vehicle components and parts, labor costs, and other relevant costs and expenses applicable to sales and revenues, such as provisions for estimated warranty expenses and an allowance to adjust the value of inventories to net realizable value.

General and Administrative Expenses

General and administrative expenses include expenses not related to production, such as salaries and employee benefits, professional fees, rent, repairs and maintenance, utilities and office expenses, depreciation and amortization, advertising and marketing, settlements and penalties, taxes, and licenses. Advertising costs are expensed as incurred and are included in general and administrative expenses. Trade show expenses are deferred until the occurrence of the future event in accordance with ASC 720-35, “Other Expenses – Advertising Cost.” Advertising costs for the three and nine months ended June 30, 2024 were approximately $2.6 million and $16.2 million, respectively.

Research and Development Costs

Per ASC 730, “Research and Development,” the Company recognizes all research and development costs in the statement of operations as they occur. These include expenses related to the design, development, testing, and improvement of our electric vehicles and corresponding technologies. Assets with alternative future uses are capitalized and depreciated over their useful lives, with the depreciation expense reported under research and development costs.

Share-Based Compensation

The share-based awards issued by the Company are accounted for in accordance with ASC Subtopic 718-10, “Compensation – Share Compensation,” which requires fair value measurement on the grant date and recognition of compensation expense for all shares of common stock of the Company issued to employees, non-employees, and directors. Generally, the fair value of awards is estimated based on the market price of the shares of common stock of the Company the day immediately preceding the grant date. The fair value of non-marketable share-based awards (granted to employees before the Company became public) was based on an independent valuation. The Company recognizes forfeitures of awards in the periods they occur.

The overwhelming part of share-based awards to employees per employment contracts and a certain part of contracts with non-employees (consultants) are classified as equity with costs and additional paid-in capital recognized over the service period. A significant part of the Company’s share-based awards to consultants is liability-classified: mainly if the number of shares a consultant is entitled to depends on a certain monetary value fixed in the contract. An accrued part of liability, in this case, is revalued each period based on an earned portion of the grant and changes in the market price of the shares of common stock of the Company until a sufficient number of shares is issued.

The Company has also adopted incentive plans that entitle the Chief Executive Officer to share-based awards generally calculated as 1-3% of the outstanding number of shares of common stock, issuable upon achievement of specific financial and operational targets (milestones). This share-based compensation is accrued over the service term when it is probable that the milestone will be achieved. The liability to issue stock (presented within non-current liabilities if the achievement is expected later than 12 months after the balance sheet date) is revalued on every balance sheet date based on the length of the service period, the current market price of the common stock and on the number of shares of common stock outstanding – until the shares have been issued, or until fulfilling the milestone requirements becomes unlikely.

Fair Value of Financial Instruments

We apply fair value accounting for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value on a recurring basis. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities that are required to be recorded at fair value, Company management considers the principal or most advantageous market in which we would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as risks inherent in valuation techniques, transfer restrictions and credit risk.

Fair value is estimated by applying the hierarchy as per requirements of ASC 820, “Fair value measurements”, i.e.:

●	Level 1 – Quoted prices in active markets for identical assets or liabilities.

●	Level 2 – Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

●	Level 3 – Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement is disclosed is determined based on the lowest level input that is significant to the fair value measurement.

Expected credit losses

The estimation of expected credit losses that may be incurred as we work through the invoice collection process with our customers and other counterparties requires us to make judgments and estimates regarding the probability the amounts due to us are going to be paid. We monitor our customers’ payment history and current creditworthiness to determine that collectability is reasonably assured. We also consider the overall business climate in which our customers and other counterparties operate. On June 30, 2024 and September 30, 2023, no material allowance for credit losses was needed to be recognized to cover anticipated credit losses under current conditions. However, uncertainties regarding changes in the financial condition of our counterparties, either adverse or positive, could impact the amount and timing of any additional credit losses that may be recognized.

Concentrations of Credit Risk

The Company maintains cash balances in several financial institutions that are insured by either the Federal Deposit Insurance Corporation or the National Credit Union Association up to certain federal limitations, generally $250,000. At times, our cash balance may exceed these federal limitations. However, we have not experienced any losses in such accounts, and management believes we are not exposed to any significant credit risk on these accounts due to the high credit rating of relevant financial institutions. The amounts in excess of insured limits as of June 30, 2024 and September 30, 2023 are $3.0 million and $154.9 million, respectively.

Accounting Pronouncements

The Company has implemented all applicable accounting pronouncements that are in effect. The Company has recently adopted the following pronouncements:

ASU 2022-04 - Supplier Finance Program (SFP). This ASU requires that a buyer in an SFP disclose qualitative and quantitative information about its program, including the nature of the SFP and key terms, outstanding amounts as of the end of the reporting period, and presentation in its financial statements. This pronouncement has not impacted the Company’s consolidated financial statements.

ASU 2016-13 - Measurement of Credit Losses on Financial Instruments (CECL). This guidance, commonly referred to as Current Expected Credit Loss (“CECL”), changes impairment recognition to a model that is based on expected losses rather than incurred losses. The measurement of expected credit losses under the CECL methodology is applicable to financial assets measured at amortized cost, including trade receivables. The Company evaluated and determined the amendment did not have a material effect on the consolidated financial statements.

The following are accounting pronouncements that have been issued but are not yet effective for the Company’s consolidated financial statements:

In August 2020, the FASB issued ASU No. 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20), and Derivatives and Hedging—Contracts in an Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The amendments in ASU No. 2020-06 simplify the complexity associated with applying GAAP for certain financial instruments with characteristics of liabilities and equity. More specifically, the amendments focus on the guidance for convertible instruments and derivative scope exceptions for contracts in an entity’s own equity. For smaller reporting companies, ASU 2020-06 is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The Company is examining the impact this pronouncement may have on the Company’s consolidated financial statements.

In November 2023, the FASB issued Accounting Standards Update 2023-07—Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. It requires all annual disclosures currently required by ASC 280 to be included in interim periods. It requires disclosure of significant segment expenses regularly provided to the chief operating decision maker (“CODM”), a description of other segment items by reportable segment, and applicable additional measures of segment profit or loss used by the CODM when allocating resources and assessing business performance. All public entities will be required to report segment information in accordance with the new guidance starting in annual periods beginning after December 15, 2023. The Company expects to enhance segment reporting disclosures based on new requirements.

In December 2023, the FASB issued ASU No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures.” ASU No. 2023-09, which enhances the transparency, effectiveness, and comparability of income tax disclosures by requiring consistent categories and greater disaggregation of information related to income tax rate reconciliations and the jurisdictions in which income taxes are paid. The guidance is effective for public business entities for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company expects to enhance income tax disclosures based on new requirements.

Other accounting pronouncements issued but not yet effective are not believed by management to be relevant or to have a material impact on the Company’s present or future consolidated financial statements.

NOTE 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies are defined as those that are reflective of significant judgments and uncertainties, and potentially result in materially different results under different assumptions and conditions.

Use of Estimates

The preparation of our financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the consolidated financial statements and the reported amounts of total expenses in the reporting periods. Estimates are used for, but not limited to, cash flow projections and discount rate for calculation of goodwill impairment, fair value and impairment of long-lived assets, including intangible assets, inventory reserves, accrued expenses, fair value of financial instruments, depreciable lives of property and equipment, income taxes, contingencies, valuation of preferred stock and warrants. Additionally, the rates of interest on several debt agreements have been imputed where there was no stated interest rate within the original agreement. Management bases its estimates on historical experience and on various other assumptions believed to be reasonable, the results of which form the basis for carrying values of assets and liabilities and the recording of costs and expenses that are not readily apparent from other sources. The actual results may differ materially from these estimates.

Risks and Uncertainties

We operate within an industry that is subject to rapid technological change, intense competition, and significant government regulation. It is subject to significant risks and uncertainties, including competitive, financial, developmental, operational, technological, required knowledge of industry governmental regulations, and other risks associated with an emerging business. Any one or combination of these or other risks could have a substantial influence on our future operations and prospects for commercial success.

Business Combination

Business acquisitions are accounted for in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805 “Business Combinations”. FASB ASC 805 requires the reporting entity to identify the acquirer, determine the acquisition date, recognize and measure the identifiable tangible and intangible assets acquired, the liabilities assumed and any noncontrolling interest in the acquired entity, and recognize and measure goodwill or a gain from the purchase. The acquiree’s results are included in the Company’s consolidated financial statements from the date of acquisition. Assets acquired and liabilities assumed are recorded at their fair values and the excess of the purchase price over the amounts assigned is recorded as goodwill. Adjustments to fair value assessments are recorded to goodwill over the measurement period (not longer than twelve months). The acquisition method also requires that acquisition-related transaction and post-acquisition restructuring costs be charged to expense. The Company completed the acquisition of Bollinger Motors Inc. on September 7, 2022 (see Note 4).

Cash and Cash Equivalents

Company management considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. There were no cash equivalents as of September 30, 2023, and 2022, respectively.

Restricted Cash

Cash obtained from customer deposits is held by the Company and is restricted from use to fund operations. Refundable deposits were $429 thousand and $289 thousand for the years ended September 30, 2023, and 2022, respectively, and are presented as liabilities. On September 7, 2022, the Company deposited $30 million in an escrow account as part of the Bollinger Motors Inc. acquisition – these funds have been released for the use of Bollinger Motors Inc. during the year ended September 30, 2023.

Prepaid Expenses and Other Current Assets

Prepaid expenses consist of various advance payments made for goods or services to be received in the future. These prepaid expenses include insurance and other contracted services requiring up-front payments.

Inventory

Cost of inventories is determined using the standard cost method, which approximates actual cost on a first-in first-out basis. This method includes direct materials, direct labor, and a proportionate share of manufacturing overhead costs based on normal capacity. As of September 30, 2023 there have been no significant direct labor or manufacturing overhead costs included in inventory. Regular reviews are performed to identify and account for variances between the standard costs and actual costs. Any variances identified are recognized in the cost of goods sold during the period in which they occur.

On a quarterly basis, the Company reviews its inventory for excess quantities and obsolescence. This analysis takes into account factors such as demand forecasts, product life cycles, product development plans, and current market conditions. Provisions are made to reduce the carrying value of the inventories to their net realizable value.

Once inventory is written down, a new, lower-cost basis is established, and the inventory is not subsequently written up if market conditions improve. All such inventory write-downs are included as a component of cost of goods sold in the period in which the write-down occurs. Adjustments to these estimates and assumptions could impact our financial position and results of operations.

Property, Plant, and Equipment, net

Property, plant, and equipment is stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated economic useful lives of the assets. Repairs and maintenance expenditures that do not extend the useful lives of related assets are expensed as incurred.

Estimated Useful Lives

Description	Life
Buildings	20 to 30 years and shorter of life of asset or lease term
Furniture and equipment	3 to 7 years
Computer and software	1 to 5 years
Machinery, shop and testing equipment	3 to 7 years
Leasehold improvements	Shorter of the estimated useful life or the underlying lease term
Vehicles	5 years

Expenditures for major improvements are capitalized, while minor replacements, maintenance and repairs, which do not extend the asset lives, are charged to operations as incurred. Upon sale or disposition, the cost and related accumulated depreciation are removed from the accounts and any gain or loss is included in operations. Company management continually monitors events and changes in circumstances that could indicate that the carrying balances of its property, plant, and equipment may not be recoverable in accordance with the provisions of ASC 360, “Property, Plant, and Equipment.” When such events or changes in circumstances are present, we assess the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, we recognize an impairment loss based on the excess of the carrying amount over the fair value of the assets.

Income Taxes

Income taxes are recorded in accordance with ASC 740, Income Taxes, which provides for deferred taxes using an asset and liability approach. We recognize deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the consolidated financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are provided, if based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

Uncertain tax positions taken or expected to be taken in a tax return are accounted for using the “more likely than not” threshold for financial statement recognition and measurement. There are transactions that occur during the ordinary course of business for which the ultimate tax determination may be uncertain. At September 30, 2023 and 2022, there were no material changes to either the nature or the amounts of the uncertain tax positions.

The Company’s income tax provision consists of an estimate for U.S. federal and state income taxes based on enacted rates, as adjusted for allowable credits, deductions, uncertain tax positions, changes in deferred tax assets and liabilities, and changes in the tax law.

We maintain a full valuation allowance against the value of our deferred tax assets because based on the weight of evidence available at September 30, 2023 and 2022, it is more likely than not that deferred tax assets will not be realized.

Intangible Assets, net

Intangible assets consist of acquired and developed intellectual property. In accordance with ASC 350, “Intangibles—Goodwill and Others,” goodwill and other intangible assets with indefinite lives (including in-process research and development assets acquired in a business combination) are not subject to amortization but are tested for impairment annually or whenever events or changes in circumstances indicate that the asset might be impaired.

Intangible assets with determinate lives are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Amortizable intangible assets generally are amortized on a straight-line basis over periods up to 120 months. The costs to periodically renew our intangible assets are expensed as incurred.

Impairment of Long-Lived Assets

The Company periodically evaluates long-lived assets (both intangible assets and property, plant, and equipment) for impairment whenever events or changes in circumstances indicate that a potential impairment may have occurred. If such events or changes in circumstances arise, the Company compares the carrying amount of the long-lived assets to the estimated future undiscounted cash flows expected to be generated by the long-lived assets. If the estimated aggregate undiscounted cash flows are less than the carrying amount of the long-lived assets, an impairment charge, calculated as the amount by which the carrying amount of the assets exceeds the fair value of the assets, is recorded. The fair value of the long-lived assets is determined based on the estimated discounted cash flows expected to be generated from the long-lived asset unless another method provides a more reliable estimate. If an impairment loss is recognized, the adjusted carrying amount of a long-lived asset is recognized as a new cost basis of the impaired asset. Impairment loss is not reversed even if fair value exceeds carrying amount in subsequent periods.

Other Assets

Other assets are comprised primarily of prepayments and security deposits for property leases.

Extinguishment of Liabilities

The Company derecognizes financial liabilities when the Company’s obligations are discharged, cancelled, or expired.

Leases

The Company follows the provisions of ASC 842, “Leases”, which requires a lessee to recognize a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying leased asset for the lease term.

Contingencies and Commitments

The Company follows ASC 440 & ASC 450 to account for contingencies and commitments respectively. Certain conditions, as a result of past events, may exist as of the balance sheet date, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be reasonably estimated, then the estimated liability is accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be reasonably estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed. Legal costs associated with such loss contingencies are expensed as incurred. Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed.

Accrued Expenses

Accrued expenses are expenses that have been incurred but not yet paid and are classified within current liabilities on the consolidated balance sheets.

Revenue Recognition

The Company’s revenue includes revenue from the sale of electric vehicles and is accounted for in accordance with ASC 606, “Revenue from Contracts with Customers”. The Company applies a five-step analysis to: (i) identify the contract with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when, or as, the Company satisfies a performance obligation. Payments for electric vehicles sales are generally received at or shortly after delivery. Sales tax is excluded from the measurement of the transaction price. The revenue from the sale of electric vehicles is recognized when control of the vehicle is transferred to the customer. In general, the control is transferred at the point of delivery to the customer, signifying the fulfillment of our primary performance obligation under ASC 606. Certain contracts with our dealers contain a return provision, stating that they may return unsold vehicles after 1 year. Since the Company does not have sufficient relevant statistics of returns yet, we defer revenue recognition until the vehicles have been sold by such dealer or until there is sufficient evidence to justify a reasonable estimate for the amount of consideration to which the Company expects to be entitled. For any amounts received (or receivable) for which the Company does not recognize revenue when it transfers products to customers, a refund liability is recognized (amounted to $652,200 as at September 30, 2023, none at September 30, 2022). Relevant vehicles transferred to the dealer are presented as “Finished goods delivered to dealer for distribution” in the consolidated balance sheets at initial cost, less any expected costs to recover those products (including potential decreases in the value to the entity of returned products). At the end of each reporting period, the Company updates the measurement of these assets and refund liabilities.

Cost of Goods Sold

The Company’s cost of goods sold includes mainly production costs of vehicles sold in the relevant period as well as a provision for expected warranty expenses.

General and Administrative Expenses

General and administrative (“G&A”) expenses include expenses such as salaries and employee benefits, professional fees, rent, repairs and maintenance, utilities and office expense, depreciation and amortization, advertising and marketing, settlements and penalties, taxes, and licenses. Advertising costs are expensed as incurred and are included in G&A expenses, other than trade show expenses which are deferred until occurrence of the future event, we expense advertising costs as incurred in accordance with ASC 720-35, “Other Expenses – Advertising Cost.” Advertising costs for the years ended September 30, 2023 and 2022 were $8,443,311 and $4,407,764, respectively.

Research and Development Costs

Per ASC 730, “Research and Development,” the Company recognizes all research and developments costs in the statement of operations as they occur. These include expenses related to the design, development, testing, and improvement of our electric vehicles and corresponding technologies. Assets with alternative future uses are capitalized and depreciated over their useful lives, with the depreciation expense reported under research and development costs.

Share-Based Compensation

The share-based awards issued by the Company are accounted for in accordance with ASC Subtopic 718-10, “Compensation – Share Compensation,” which requires fair value measurement on the grant date and recognition of compensation expense for all shares of common stock of the Company issued to employees, non-employees and directors. Generally, the fair value of awards is estimated based on the market price of the shares of common stock of the Company the day immediately preceding the grant date. The fair value of non-marketable share-based awards (granted to employees before the Company became public) has been estimated based on an independent valuation. The Company recognizes forfeitures of award in the periods they occur.

The overwhelming part of share-based awards to employees per employment contracts, and a certain part of contracts with non-employees (consultants) are classified as equity with costs and additional paid-in capital recognized ratably over the service period. A significant part of the Company’s share-based awards to consultants is liability-classified: mainly if the number of shares consultant is entitled to depends on a certain monetary value fixed in the contract. An accrued part of liability in this case is revaluated each period based on market price of the shares of common stock of the Company, until sufficient number of shares is issued.

The Company has also adopted incentive plans that entitle the Chief Executive Officer to share-based awards generally calculated as 1-3% of then outstanding number of shares of common stock, issuable upon achievement of specific financial and operational targets (milestones) that are supposed to significantly increase value of the Company. This share-based compensation is accrued over the service term when it is probable that the milestone will be achieved. The liability to issue stock (presented within non-current liabilities if the achievement is expected later than 12 month after the balance sheet date) is revalued on every balance sheet date based on the length of the service period, current market price of the common stock and on the number of shares of common stock outstanding – until the shares have been issued, or until fulfilling the milestone requirements becomes unlikely.

Fair Value of Financial Instruments

We apply fair value accounting for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value on a recurring basis. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities that are required to be recorded at fair value, Company management considers the principal or most advantageous market in which we would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as risks inherent in valuation techniques, transfer restrictions and credit risk. Fair value is estimated by applying the hierarchy as per requirements of ASC 820, “Fair value measurements”.

Concentrations of Credit Risk

The Company maintains cash balances in several financial institutions that are insured by either the Federal Deposit Insurance Corporation or the National Credit Union Association up to certain federal limitations, generally $250,000. At times, our cash balance may exceed these federal limitations. However, we have not experienced any losses in such accounts and management believes we are not exposed to any significant credit risk on these accounts. The amounts in excess of insured limits as of September 30, 2023 and 2022 are $154.9 million and $53.3 million, respectively.

Accounting Pronouncements

The Company has implemented all new applicable accounting pronouncements that are in effect. These pronouncements did not have any material impact on the financial statements.

The following are accounting pronouncements that have been issued but are not yet effective for the Company’s consolidated financial statements:

In June 2016, the FASB issued ASU 2016-13, “Measurement of Credit Losses on Financial Instruments.” ASU 2016-13 adds the CECL impairment model to U.S. GAAP that is based on expected losses rather than incurred losses. Modified retrospective adoption is required with any cumulative-effect adjustment recorded to retained earnings as of the beginning of the period of adoption. ASU 2016-13 is effective for fiscal years beginning after December 15, 2022, including interim periods within the year of adoption. Early adoption is permitted for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is still evaluating but does not expect the application of this pronouncement to have a significant impact on its allowance for uncollectible amounts for accounts receivable.

In August 2020, the FASB issued ASU No. 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20), and Derivatives and Hedging—Contracts in an Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The amendments in ASU No. 2020-06 simplify the complexity associated with applying GAAP for certain financial instruments with characteristics of liabilities and equity. More specifically, the amendments focus on the guidance for convertible instruments and derivative scope exceptions for contracts in an entity’s own equity. For smaller reporting companies ASU 2020-06 is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The Company does not expect its application to have a material impact on the Company’s consolidated financial statements.

In May 2021, the FASB issued ASU 2021-04, Earnings Per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic 470-50), Compensation-Stock Compensation (Topic 718), and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40), which addresses issuer’s accounting for certain modifications or exchanges of freestanding equity-classified written call options. This amendment is effective for all entities, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. The adoption of ASU 2021-04 in 2022 had no effect on the Company’s financial position, results of operations and cash flows.

In November 2023, the FASB issued Accounting Standards Update 2023-07—Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. All public entities will be required to report segment information in accordance with the new guidance starting in annual periods beginning after December 15, 2023. The Company expects to enhance annual segment reporting disclosures based on new requirements.

Other accounting pronouncements issued but not yet effective are not believed by management to be relevant or to have a material impact on the Company’s present or future consolidated financial statements.